Document and Entity Information	Apr. 28, 2023
Cover [Abstract]
Entity Registrant Name	MidCap Financial Investment Corp
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001278752
Document Type	8-K
Document Period End Date	Apr. 28, 2023
Entity Incorporation State Country Code	MD
Entity File Number	814-00646
Entity Tax Identification Number	52-2439556
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MFIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false